Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total For PEO ($) (1)	Compensation Actually Paid to PEO ($) (1)	Average Summary Compensation Table Total for Non-PEO NEOs ($) (1)	Average Compensation Actually Paid to Non-PEO NEOs (S) (2)	Value of Initial Fixed $100 Investment Based on: Total Shareholder Return ($) (2)	Net Income (In Millions $)	Return on Average Equity
2025	$1,677,997	$1,480,654	$709,759	$656,885	$125	$21.8	12.00%
2024	1,364,062	1,305,690	583,564	554,238	102	16.3	9.93%
2023	1,019,076	855,330	489,567	437,590	95	13.2	8.53%

Named Executive Officers, Footnote	The Corporation's Principal Executive Officer ("PEO") is Christopher J. Annas. The Corporation's Non-PEO NEOs consist of Denise Lindsay and Clarence A. Martindell for 2025 and 2024.
PEO Total Compensation Amount	$ 1,677,997	$ 1,364,062	$ 1,019,076
PEO Actually Paid Compensation Amount	$ 1,480,654	1,305,690	855,330
Adjustment To PEO Compensation, Footnote
Below is a summary of the adjustments used to determine compensation "actually paid" for the Corporation's PEO and Non-PEO NEOs:

	2025		2024		2023
		Non-PEO		Non-PEO		Non-PEO
	PEO ($)	NEOs ($)	PEO ($)	NEOs ($)	PEO ($)	NEOs ($)
Summary Compensation Table Total	$1,677,997	$709,759	$1,364,062	$583,564	$1,019,076	$489,567
Adjustments:
Less: Grant date value of equity awards	(384,313)	(123,205)	(320,023)	(105,965)	(196,855)	(63,852)
Year-end fair value of current year awards, unvested	119,310	47,724	199,756	50,508	34,950	8,738
Fair value of awards granted and vested in current year	66,000	22,466	63,910	25,564	11,700	2,925
Year-over-year change in fair value of awards granted prior to year that were unvested at year-end	1,880	752	8,240	3,079	(39,820)	(4,596)
Year-over-year change in fair value of awards granted prior to year that vested during the current year	(220)	(611)	(10,255)	(2,512)	26,279	4,808
Compensation Actually Paid	$1,480,654	$656,885	$1,305,690	$554,238	$855,330	$437,590

Non-PEO NEO Average Total Compensation Amount	$ 709,759	583,564	489,567
Non-PEO NEO Average Compensation Actually Paid Amount	$ 656,885	554,238	437,590
Adjustment to Non-PEO NEO Compensation Footnote
Below is a summary of the adjustments used to determine compensation "actually paid" for the Corporation's PEO and Non-PEO NEOs:

	2025		2024		2023
		Non-PEO		Non-PEO		Non-PEO
	PEO ($)	NEOs ($)	PEO ($)	NEOs ($)	PEO ($)	NEOs ($)
Summary Compensation Table Total	$1,677,997	$709,759	$1,364,062	$583,564	$1,019,076	$489,567
Adjustments:
Less: Grant date value of equity awards	(384,313)	(123,205)	(320,023)	(105,965)	(196,855)	(63,852)
Year-end fair value of current year awards, unvested	119,310	47,724	199,756	50,508	34,950	8,738
Fair value of awards granted and vested in current year	66,000	22,466	63,910	25,564	11,700	2,925
Year-over-year change in fair value of awards granted prior to year that were unvested at year-end	1,880	752	8,240	3,079	(39,820)	(4,596)
Year-over-year change in fair value of awards granted prior to year that vested during the current year	(220)	(611)	(10,255)	(2,512)	26,279	4,808
Compensation Actually Paid	$1,480,654	$656,885	$1,305,690	$554,238	$855,330	$437,590

Total Shareholder Return Amount	$ 125	102	95
Net Income (Loss)	$ 21,800,000	$ 16,300,000	$ 13,200,000
Company Selected Measure Amount	0.1200	0.0993	0.0853
PEO Name	Christopher J. Annas
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (384,313)	$ (320,023)	$ (196,855)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	119,310	199,756	34,950
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,880	8,240	(39,820)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	66,000	63,910	11,700
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(220)	(10,255)	26,279
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(123,205)	(105,965)	(63,852)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	47,724	50,508	8,738
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	752	3,079	(4,596)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	22,466	25,564	2,925
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (611)	$ (2,512)	$ 4,808